UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22309

TRANSPARENT VALUE TRUST

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: April 27, 2010 - June 30, 2010

Item 1.  Proxy Voting Record

Transparent Value Trust commenced operations on April 27, 2010. The Proxy Voting Record is for the period of April 27, 2010 – June 30, 2010.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22309
Reporting Period: 07/01/2009 - 06/30/2010
Transparent Value Trust

========== TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP AGGRESSIVE ===========
==========                        INDEX FUND                         ===========

BED BATH & BEYOND INC.

Ticker:       BBBY           Security ID:  075896100
Meeting Date: JUN 29, 2010   Meeting Type: Annual
Record Date:  MAY 7, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Warren Eisenberg         For       For          Management
2     Elect Director Leonard Feinstein        For       For          Management
3     Elect Director Steven H. Temares        For       For          Management
4     Elect Director Dean S. Adler            For       For          Management
5     Elect Director Stanley F. Barshay       For       For          Management
6     Elect Director Klaus Eppler             For       For          Management
7     Elect Director Patrick R. Gaston        For       For          Management
8     Elect Director Jordan Heller            For       For          Management
9     Elect Director Victoria A. Morrison     For       For          Management
10    Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

GUESS?, INC.

Ticker:       GES            Security ID:  401617105
Meeting Date: JUN 24, 2010   Meeting Type: Annual
Record Date:  MAY 6, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith Blumenthal        For       For          Management
1.2   Elect Director Anthony Chidoni          For       For          Management
1.3   Elect Director Paul Marciano            For       For          Management
2     Amend Executive Incentive Bonus Plan    For       For          Management
3     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

XTO ENERGY INC.

Ticker:       XTO            Security ID:  98385X106
Meeting Date: JUN 25, 2010   Meeting Type: Special
Record Date:  MAY 3, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management

2     Adjourn Meeting                         For       For          Management

=========== TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP DEFENSIVE ===========
===========                        INDEX FUND                        ===========

BED BATH & BEYOND INC.

Ticker:       BBBY           Security ID:  075896100
Meeting Date: JUN 29, 2010   Meeting Type: Annual
Record Date:  MAY 7, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Warren Eisenberg         For       For          Management
2     Elect Director Leonard Feinstein        For       For          Management
3     Elect Director Steven H. Temares        For       For          Management
4     Elect Director Dean S. Adler            For       For          Management
5     Elect Director Stanley F. Barshay       For       For          Management
6     Elect Director Klaus Eppler             For       For          Management
7     Elect Director Patrick R. Gaston        For       For          Management
8     Elect Director Jordan Heller            For       For          Management
9     Elect Director Victoria A. Morrison     For       For          Management
10    Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

XTO ENERGY INC.

Ticker:       XTO            Security ID:  98385X106
Meeting Date: JUN 25, 2010   Meeting Type: Special
Record Date:  MAY 3, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

========= TRANSPARENT VALUE DOW JONES RBP U.S. LARGE-CAP MARKET INDEX ==========
=========                            FUND                             ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 20, 2010